Expected Credit Losses	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Expected Credit Losses
Note 13 - Expected Credit Losses
The table below sets forth the allowance for expected credit losses:

(In $ millions)	Trade Receivables	Other Current Assets	Total
Balance as at December 31, 2020	1.2	1.9	3.1
Provision for expected credit losses	0.3	—	0.3
Recoveries collected / reversals of provision	(0.7)	—	(0.7)
Write-off charged against allowance	—	(1.9)	(1.9)
Balance as at December 31, 2021	0.8	—	0.8
Provision for expected credit losses	0.2	—	0.2
Write-off charged against allowance	(0.7)	—	(0.7)
Balance as at December 31, 2022	0.3	—	0.3
New provisions and recoveries of previous provisions are recorded in "Rig operating and maintenance expenses" in the Consolidated Statements of Operations, as and when they occur.